PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 28, 2012
Notes to Financial Statements [Abstract]
PROPERTY AND EQUIPMENT

NOTE 7. PROPERTY AND EQUIPMENT

Our property and equipment consisted of the following:

	December 28,	December 30,
(In millions)	2012	2011
Construction and mining equipment	$266.4	$95.3
Computer software	219.5	186.3
Computer hardware	198.2	186.8
Vehicles and automotive equipment	172.2	7.7
Leasehold improvements	130.1	109.0
Land and buildings	114.1	9.2
Furniture and fixtures	97.7	91.5
Other equipment	72.4	70.8
Construction in progress	15.6	0.2
	1,286.2	756.8
Accumulated depreciation and amortization	(598.7)	(487.4)
Property and equipment at cost, net (1)	$687.5	$269.4

  The unamortized computer software costs were $71.1 million and $60.8 million, respectively, as of December 28, 2012 and December 30, 2011. The increase in property and equipment from December 30, 2011 to December 28, 2012 was due primarily to the assets acquired as part of the Flint acquisition on May 14, 2012.

Property and equipment was depreciated by using the following estimated useful lives:

Estimated Useful Lives
Computer software and hardware and other equipment	3 – 10 years
Vehicles and automotive equipment	3 – 12 years
Construction and mining equipment	3 – 15 years
Furniture and fixtures	3 – 10 years
Leasehold improvements (1)	1 – 20 years
Buildings	10 – 45 years

  Leasehold improvements are amortized over the length of the lease or estimated useful life, whichever is less.